ALLIANCE PREMIER GROWTH FUND

ANNUAL REPORT
NOVEMBER 30, 1997



LETTER TO SHAREHOLDERS                             ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

December 18, 1997

Dear Shareholder:

We are pleased to provide you with Alliance Premier Growth Fund investment results and market activity for the period ended November 30, 1997.

INVESTMENT RESULTS
The annual reporting period for Alliance Premier Growth Fund ended on November 30, 1997. The Fund's performance numbers for the previous six and 12 month periods are shown together with index performance for the Fund's benchmarks, the S&P 500 Stock Index and the Russell 1000 Growth Stock Index. As you can see from the following table, all classes of your Fund's shares comfortably outperformed both indices for the 12 month period. This performance was attributable to strong showings in technology and financial issues. However, when measured over the last six months, the Fund slightly underperformed the S&P 500 due to the market correction on telecommunication and technology stocks in the month of November.

INVESTMENT RESULTS*
Period Ended November 30, 1997
                                        TOTAL RETURN
                                   6 MONTHS    12 MONTHS
                                  ----------   ----------
ALLIANCE PREMIER GROWTH FUND
   Class A                           12.76%       30.46%
   Class B                           12.43%       29.62%
   Class C                           12.41%       29.64%

S&P 500 STOCK INDEX                  13.54%       28.50%

RUSSELL 1000 GROWTH STOCK INDEX      12.26%       26.52%


* TOTAL RETURNS ARE BASED ON THE NET ASSET VALUE OF EACH CLASS OF SHARES AS OF NOVEMBER 30, 1997. TOTAL RETURN FOR ADVISOR CLASS SHARES WILL DIFFER DUE TO DIFFERENT EXPENSES ASSOCIATED WITH THAT CLASS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

   THE UNMANAGED S&P 500 STOCK INDEX INCLUDES 500 U.S. STOCKS AND IS A COMMON MEASURE OF THE PERFORMANCE OF THE OVERALL U.S. STOCK MARKET. THE UNMANAGED RUSSELL 1000 GROWTH STOCK INDEX REPRESENTS THE PERFORMANCE OF 1000 OF THE LARGEST U.S. COMPANIES BY MARKET CAPITALIZATION. AN INVESTOR CANNOT INVEST DIRECTLY IN THE INDICES.

   ADDITIONAL INVESTMENT RESULTS APPEAR ON PAGE 3.


ECONOMIC REVIEW
Although we have been consistently in the bullish camp for several years, U.S. corporate profits in 1997 exceeded even the optimistic forecast we made at the beginning of the year. The year also produced further evidence of what has come to be broadly known as the "new paradigm." Included among these positive developments are a continuing shift from manufacturing to less cyclical jobs (now 80% of all American jobs), rapid innovation in information technology, better supply chain and inventory management, fewer trade barriers and lower shipping and distribution costs on a worldwide basis. These developments have the aggregate effect of muting swings in the business cycle, restraining inflation and producing a modest interest rate environment.

Although we do not know the full dimensions of the Asian financial crisis, it ultimately offers hope of greater transparency and structural reforms in an area of the world that is home to a billion-plus new consumers. In the near-term, growth in the Asian markets will likely slow from its record-setting pace, but that serves to only temper what were building pressures on worldwide interest rates. Additionally, many U.S. multi-national corporations are utilizing the Asian turmoil to strengthen their positions in those marketplaces.

Our bullishness remains cautious, however, when we take stock of U.S. equity prices. Given today's low interest rate environment, the market is not unduly overvalued, but there is clearly less margin for error than before. Investments must be clearly targeted to those companies that continue to show improvements in profitability and which are strategically positioned to capitalize on the new order. We continue to focus on quality companies with solid management and whose growth prospects should provide returns well in excess of the long bond yield.

FUND STRATEGY
Alliance Premier Growth Fund seeks long term growth by investing in many of the premier U.S. companies that demonstrate world leadership positions. We are continuing to stay the course with an optimistic bias, but hold to a barbell approach of having roughly equal weightings in more aggressive, high growth technology stocks on one hand, balanced by lower price to earnings multiple financial stocks on the other. We expect market volatility to


1



                                                   ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

increase. Therefore, we do not intend to deviate from our basic trading strategy of taking profits during bouts of exuberance and capitalizing on periods of price weakness where we are confident of underlying fundamentals.

We thank you for your continued interest and investment in the Alliance Premier Growth Fund and look forward to reporting our progress to you as we enter the next year.

Sincerely,


John D. Carifa
Chairman and President


Alfred Harrison
Executive Vice President


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2



INVESTMENT OBJECTIVE AND POLICIES                  ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

Alliance Premier Growth Fund is an open-end, diversified investment company that seeks long-term growth of capital by investing in the common stocks of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth. Normally, about 40 companies will be represented in the portfolio, with the 25 most highly regarded of these usually constituting 70% of the Fund's net assets.


INVESTMENT RESULTS
_______________________________________________________________________________

AVERAGE ANNUAL TOTAL RETURNS AS OF NOVEMBER 30, 1997

CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      30.46%         24.91%
Five Years                    20.27%         19.22%
Since Inception*              21.31%         20.30%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      29.62%         25.62%
Five Years                    19.53%         19.53%
Since Inception*              20.59%         20.59%

CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      29.64%         28.64%
Since Inception*              22.25%         22.25%


Average annual total returns reflect reinvestment of dividends and/or capital gain distributions in additional shares, with and without the effect of the 4.25% maximum front-end sales charge for Class A shares or applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000. Total return for Advisor Class shares will differ due to different expenses associated with that class.

Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*    Inception: 9/28/92, Class A and Class B; 5/3/93, Class C.


3



                                                   ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

ALLIANCE PREMIER GROWTH FUND
GROWTH OF A $10,000 INVESTMENT
9/30/92* TO 11/30/97

$27,000
$24,000
$21,000
$18,000
$15,000
$12,000
$10,000
$9,000

9/30/92   11/30/92   11/30/93   11/30/94   11/30/95   11/30/96   11/30/97

PREMIER GROWTH FUND CLASS A: $26,004
S&P 500 STOCKINDEX: $25,959
RUSSELL 1000 GROWTH STOCK INDEX:$24,629


This chart illustrates the total value of an assumed $10,000 investment in Alliance Premier Growth Fund Class A shares (from 9/30/92 to 11/30/97) as compared to the performance of an appropriate broad-based index. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to those classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Standard & Poor's 500 Stock Index includes 500 U.S. stocks and is a common measure of the performance of the overall U.S. stock market.

The unmanaged Russell 1000 Growth Stock Index measures the performance of 1000 of the largest U.S. companies by market capitalization. These large-cap stocks have a greater-than-average growth orientation.

When comparing Alliance Premier Growth Fund to the indices shown above, you should note that no charges or expenses are reflected in the performance of the indices.


Premier Growth Fund
Standard &Poor's 500 Stock Index
Russell 1000 Growth Stock Index


*    Month-end nearest to Fund's Class A share inception date of 9/28/92.


4



TEN LARGEST HOLDINGS
NOVEMBER 30, 1997                                  ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

COMPANY                                         VALUE     PERCENT OF NET ASSETS
-------------------------------------------------------------------------------
Philip Morris Cos., Inc.                   $ 84,403,050               5.8%
Nokia Corp. Class A (ADR)                    75,677,000               5.2
COMPAQ Computer Corp.                        74,016,534               5.1
MBNA Corp.                                   72,238,047               4.9
Dell Computer Corp.                          67,451,025               4.6
Home Depot, Inc.                             63,545,000               4.3
Intel Corp. warrants, expiring 3/14/98       54,830,813               3.8
Cisco Systems, Inc.                          54,786,000               3.7
Tyco International, Ltd.                     47,170,650               3.2
Merrill Lynch & Co., Inc.                    44,723,475               3.1
                                           $638,841,594              43.7%


MAJOR PORTFOLIO CHANGES
SIX MONTHS ENDED NOVEMBER 30, 1997
_______________________________________________________________________________

                                                           SHARES*
                                              ---------------------------------
PURCHASES                                        BOUGHT      HOLDINGS 11/30/97
-------------------------------------------------------------------------------
COMPAQ Computer Corp.                           943,650         1,185,450
Dell Computer Corp.                             599,900           801,200
Ericsson (L.M.) Telephone Co. Cl.B (ADR)        610,400           899,090
Ford Motor Co.                                  803,400           803,400
Home Depot, Inc.                                668,600         1,136,000
Nokia Corp. (ADR)                               548,100           910,400
Philip Morris Cos., Inc.                        614,900         1,940,300
Tyco International, Ltd.                      1,016,400         1,201,800
United Healthcare Corp.                         570,900           853,700
United Technologies Corp.                       564,900           564,900


SALES                                             SOLD       HOLDINGS 11/30/97
-------------------------------------------------------------------------------
Ascend Communications, Inc.                     125,000                -0-
British Petroleum Co. Plc                        48,000                -0-
Columbia/HCA Healthcare Corp.                   363,450                -0-
Federal National Mortgage Assn.                 136,300           136,800
Gillette Co.                                     78,800            39,900
Microsoft Corp.                                  60,700           256,500
Nike, Inc.                                      254,800                -0-
Seagate Technology, Inc.                        367,200                -0-
Sears, Roebuck & Co.                            412,400                -0-
UAL Corp.                                        47,900           519,200


*    Adjusted for stock splits and other corporate actions.


5



PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1997                                  ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

COMPANY                                          SHARES          VALUE
-------------------------------------------------------------------------
COMMON STOCKS AND OTHERINVESTMENTS-97.2%
TECHNOLOGY-30.3%
COMMUNICATIONS EQUIPMENT-8.7%
Ericsson (L.M.) Telephone
  Co. Cl.B (ADR) (a)                            899,090     $ 36,356,952
Lucent Technologies, Inc.                       187,400       15,015,425
Nokia Corp. Class A (ADR) (b)                   910,400       75,677,000
                                                            -------------
                                                             127,049,377

COMPUTER HARDWARE-9.7%
COMPAQ Computer Corp. (c)                     1,185,450       74,016,534
Dell Computer Corp. (c)                         801,200       67,451,025
                                                            -------------
                                                             141,467,559

COMPUTER SERVICES-0.6%
First Data Corp.                                311,100        8,808,019

COMPUTER SOFTWARE-2.5%
Microsoft Corp. (c)                             256,500       36,294,750

NETWORK SOFTWARE-3.7%
Cisco Systems, Inc. (c)                         635,200       54,786,000

SEMI-CONDUCTOR CAPITAL EQUIPMENT-0.1%
Applied Materials, Inc. (c)                      67,800        2,237,400

SEMI-CONDUCTOR COMPONENTS-5.0%
Intel Corp. warrants, expiring 3/14/98 (c)      963,000       54,830,813
Texas Instruments, Inc.                         362,000       17,828,500
                                                            -------------
                                                              72,659,313
                                                            -------------
                                                             443,302,418

CONSUMER SERVICES-18.8%
AIRLINES-5.1%
KLM Royal Dutch Air                             330,182       11,886,552
Northwest Airlines Corp. Cl.A (c)               450,200       18,683,300
UAL Corp. (c)                                   519,200       44,132,000
                                                            -------------
                                                              74,701,852

BROADCASTING & CABLE-4.2%
AirTouch Communications, Inc. (c)             1,128,100       44,277,925
Tele-Communications, Inc.-
  Liberty Media Group Cl.A (c)                  524,875       17,714,531
                                                            -------------
                                                              61,992,456

ENTERTAINMENT & LEISURE-2.2%
Walt Disney Co.                                 343,400       32,601,538

RESTAURANTS & LODGING-0.4%
Marriot International, Inc.                      73,900        5,353,131

RETAIL - GENERAL MERCHANDISE-6.9%
Dayton Hudson Corp.                             277,600       18,443,050
Home Depot, Inc.                              1,136,000       63,545,000
Kohl's Corp. (c)                                257,400       18,629,325
                                                            -------------
                                                             100,617,375
                                                            -------------
                                                             275,266,352

FINANCE-17.9%
BANKING - MONEY CENTERS-2.1%
Citicorp                                        258,900       31,051,819

BANKING - REGIONAL-0.7%
Banc One Corp.                                  189,100        9,715,012


6



                                                   ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

COMPANY                                          SHARES          VALUE
-------------------------------------------------------------------------
BROKERAGE & MONEY MANAGEMENT-5.6%
Merrill Lynch & Co., Inc.                       637,200     $ 44,723,475
Morgan Stanley, Dean Witter,
  Discover and Co.                              697,135       37,863,145
                                                             ------------
                                                              82,586,620

INSURANCE-1.6%
American International Group, Inc.              193,225       19,479,495
Progressive Corp.                                40,500        4,131,000
                                                             ------------
                                                              23,610,495

MORTGAGE BANKING-1.1%
Federal Home Loan Mortgage Corp.                225,800        9,314,250
Federal National Mortgage Assn.                 136,800        7,224,750
                                                             ------------
                                                              16,539,000

MISCELLANEOUS-6.8%
Household International, Inc.                   143,100       18,030,600
MBNA Corp.                                    2,719,550       72,238,047
MGIC Investment Corp.                           145,500        8,502,656
                                                             ------------
                                                              98,771,303
                                                             ------------
                                                             262,274,249

HEALTH CARE-10.8%
DRUGS-6.7%
Merck & Co., Inc.                               350,200       33,115,788
Pfizer, Inc.                                    602,800       43,853,700
Schering-Plough Corp.                           336,700       21,106,881
                                                             ------------
                                                              98,076,369

MEDICAL PRODUCTS-1.1%
Medtronic, Inc.                                 322,500       15,399,375

MEDICAL SERVICES-3.0%
United Healthcare Corp.                         853,700       44,445,756
                                                             ------------
                                                             157,921,500

CONSUMER STAPLES-6.3%
COSMETICS-0.2%
Gillette Co.                                     39,900        3,683,269

FOOD-0.2%
Coca-Cola Co.                                    37,600        2,350,000

HOUSEHOLD PRODUCTS-0.1%
Colgate-Palmolive Co.                            27,600        1,844,025

TOBACCO-5.8%
Philip Morris Cos., Inc.                      1,940,300       84,403,050
                                                             ------------
                                                              92,280,344

CAPITAL GOODS-3.6%
MISCELLANEOUS-3.6%
Allied-Signal, Inc.                             289,400       10,743,975
United Technologies Corp.                       564,900       42,332,194
                                                             ------------
                                                              53,076,169

MULTI INDUSTRY COMPANIES-3.2%
Tyco International, Ltd.                      1,201,800       47,170,650

CONSUMER MANUFACTURING-2.4%
AUTO & RELATED-2.4%
Ford Motor Co.                                  803,400       34,546,200

UTILITIES-2.1%
TELEPHONE UTILITY-2.1%
MCI Communications Corp.                        359,200       15,782,350
WorldCom, Inc. (c)                              436,490       13,967,680
                                                             ------------
                                                              29,750,030

ENERGY-1.8%
OIL SERVICES-1.8%
Baker Hughes, Inc.                              211,300        8,848,188
Halliburton Co.                                  88,300        4,762,681
Schlumberger, Ltd.                              154,600       12,725,512
                                                             ------------
                                                              26,336,381

Total Common Stocks and Other Investments
  (cost $1,147,491,661)                                    1,421,924,293


7



PORTFOLIO OF INVESTMENTS (CONTINUED)               ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

                                              PRINCIPAL
                                                AMOUNT
COMPANY                                          (000)         VALUE
-------------------------------------------------------------------------
SHORT-TERM INVESTMENT-2.3%
COMMERCIAL PAPER-2.3%
General Electric Capital Corp.
  5.80%, 12/01/97
  (amortized cost $33,356,000)                  $33,356   $   33,356,000

TOTAL INVESTMENTS-99.5%
  (cost $1,180,847,661)                                   $1,455,280,293
Other assets less liabilities-0.5%                             7,649,482

NET ASSETS-100%                                           $1,462,929,775


(a)  Country of origin--Sweden.
(b)  Country of origin--Finland.
(c)  Non-income producing security.

     Glossary:
     ADR - American Depositary Receipt.

See notes to financial statements.


8



STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1997                                  ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $1,180,847,661)      $1,455,280,293
  Cash                                                                      518
  Receivable for capital stock sold                                  18,663,245
  Receivable for investment securities sold                          10,527,587
  Dividends receivable                                                  414,694
  Total assets                                                    1,484,886,337

LIABILITIES
  Payable for investment securities purchased                        13,497,551
  Payable for capital stock redeemed                                  5,789,584
  Advisory fee payable                                                1,159,248
  Distribution fee payable                                              919,565
  Accrued expenses and other liabilities                                590,614
  Total liabilities                                                  21,956,562

NET ASSETS                                                       $1,462,929,775

COMPOSITION OF NET ASSETS
  Capital stock, at par                                          $       68,109
  Additional paid-in capital                                      1,095,121,183
  Accumulated net realized gain on investments                       93,307,851
  Net unrealized appreciation of investments                        274,432,632
                                                                 $1,462,929,775

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share ($373,099,448/
    16,956,377 shares of capital stock issued and outstanding)           $22.00
  Sales charge--4.25% of public offering price                              .98
  Maximum offering price                                                 $22.98

  CLASS B SHARES
  Net asset value and offering price per share ($858,448,726/
    40,376,157 shares of capital stock issued and outstanding)           $21.26

  CLASS C SHARES
  Net asset value and offering price per share ($177,923,008/
    8,357,140 shares of capital stock issued and outstanding)            $21.29
  ADVISOR CLASS SHARES
  Net asset value, redemption and offering price per share
    ($53,458,593/2,419,222 shares of capital stock issued and
    outstanding)                                                         $22.10


See notes to financial statements.


9



STATEMENT OF OPERATIONS
YEAR ENDED NOVEMBER 30, 1997                       ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld
    of $91,741)                                      $8,223,561
  Interest                                            1,885,055   $ 10,108,616

EXPENSES
  Advisory fee                                        9,721,137
  Distribution fee - Class A                            805,434
  Distribution fee - Class B                          5,916,522
  Distribution fee - Class C                          1,042,541
  Transfer agency                                     1,292,595
  Registration                                          264,601
  Printing                                              235,163
  Custodian                                             204,021
  Administrative                                        130,000
  Audit and legal                                        97,421
  Taxes                                                  71,624
  Amortization of organization expenses                  48,190
  Directors' fees                                        28,000
  Miscellaneous                                          18,796
  Total expenses                                                    19,876,045
  Net investment loss                                               (9,767,429)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investment transactions                     103,667,327
  Net change in unrealized appreciation of investments             130,879,567
  Net gain on investments                                          234,546,894

NET INCREASE IN NET ASSETS FROM OPERATIONS                        $224,779,465


See notes to financial statements.


10



STATEMENT OF CHANGES IN NET ASSETS                 ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

                                                     YEAR ENDED     YEAR ENDED
                                                    NOVEMBER 30,   NOVEMBER 30,
                                                        1997           1996
                                                 ---------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment loss                             $  (9,767,429)  $ (3,627,229)
  Net realized gain on investment transactions      103,667,327     41,215,867
  Net change in unrealized appreciation of
    investments                                     130,879,567     83,009,880
  Net increase in net assets from operations        224,779,465    120,598,518

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain on investments
    Class A                                         (10,426,403)    (5,922,043)
    Class B                                         (25,045,493)   (19,710,627)
    Class C                                          (3,698,398)    (1,909,603)
    Advisor Class                                      (115,497)            -0-

CAPITAL STOCK TRANSACTIONS
  Net increase                                      638,313,131    214,933,808
  Total increase                                    823,806,805    307,990,053

NET ASSETS
  Beginning of year                                 639,122,970    331,132,917
  End of year                                    $1,462,929,775   $639,122,970


See notes to financial statements.


11



NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1997                                  ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Premier Growth Fund, Inc. (the "Fund"), organized as a Maryland corporation on July 9, 1992, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter, are valued at the mean of the current bid and asked prices. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Fund's Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair value of such securities.

2. ORGANIZATION EXPENSES
Organization expenses of approximately, $316,110 have been deferred and were amortized on a straight-line basis through September, 1997.

3. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the trade date the securities are purchased or sold. The Fund accretes discount and amortizes premiums as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

5. INCOME AND EXPENSES
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisory Class shares have no distribution fees.

6. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification. During the


12



                                                   ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

current fiscal year, permanent differences, primarily due to net investment losses, resulted in a net decrease in accumulated net investment losses and a corresponding decrease in accumulated net realized gain on investment transactions. This reclassification had no effect on net assets.

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P., (the "Adviser"), an advisory fee at an annual rate of 1% of the average daily net assets of the Fund. Such fee is accrued daily and paid monthly.

Pursuant to the advisory agreement, the Fund paid $130,000 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the year ended November 30, 1997.

The Fund compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $904,566 for the year ended November 30, 1997.

Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $177,799 from the sale of Class A shares and $4,277, $718,789 and $35,775 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the year ended November 30, 1997.

Brokerage commissions paid on investment transactions for the year ended November 30, 1997, amounted to $1,637,773, none of which was paid to brokers utilizing the services of the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corp. ("DLJ"), an affiliate of the Adviser nor to DLJ directly.

NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .50 of 1% of the average daily net assets attributable to the Class A shares and 1% of the average daily net assets attributable to the Class B and Class C shares. There is no distribution fee on the Advisor Class shares. Such fee is accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $20,874,319 and $1,413,557 for Class B and C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor, beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $1,281,153,857 and $696,099,375, respectively, for the year ended November 30, 1997. There were purchases of $12,510,037 and sales of $20,297,154 of U.S. government and government agency obligations for the year ended November 30, 1997.

At November 30, 1997 the cost of investments for federal income tax purposes was $1,186,692,920. Accordingly, gross unrealized appreciation of investments was $278,836,781 and gross unrealized depreciation of investments was $10,249,408 resulting in net unrealized appreciation of $268,587,373.


13



NOTES TO FINANCIAL STATEMENTS (CONTINUED)          ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

NOTEE:ACQUISITION OF ALLIANCE COUNTERPOINT FUND
On March 22, 1996, the Fund acquired all of the assets and certain liabilities of Alliance Counterpoint Fund ("Counterpoint") pursuant to a plan of acquisition approved by the shareholders of the Fund on February 29, 1996. The acquisition was accomplished by a tax-free exchange of 2,527,242 shares of the Fund for 2,310,177 shares of Counterpoint on March 22, 1996. The aggregate net assets of the Fund and Counterpoint immediately before the acquisition were $417,543,018 and $38,613,769 respectively. Of Counterpoint's total net assets of $38,613,769, $16,595,716 was related to unrealized appreciation of investment transactions. Immediately after the acquisition, the combined net assets of the Fund amounted to $456,156,787.

NOTE F: CAPITAL STOCK
There are 12,000,000,000 shares of $0.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each Class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                      YEAR ENDED    YEAR ENDED     YEAR ENDED      YEAR ENDED
                     NOVEMBER 30,  NOVEMBER 30,   NOVEMBER 30,    NOVEMBER 30,
                         1997          1996           1997            1996
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold           10,222,249     4,320,321   $ 212,359,400    $ 66,548,324
Shares issued in
  reinvestment of
  distributions          538,004       382,395       8,771,167       5,537,079
Shares issued in
   connection with
  the acquisition
  of Alliance
  Counterpoint Fund           -0-    2,358,660              -0-     19,714,212
Shares converted
  from Class B         1,665,278       775,326      33,372,081      12,236,562
Shares redeemed       (5,085,060)   (2,718,348)   (100,132,948)    (41,968,817)
Net increase           7,340,471     5,118,354   $ 154,369,700    $ 62,067,360

CLASS B
Shares sold           22,054,486    11,059,187   $ 438,050,160    $166,656,584
Shares issued in
  reinvestment of
  distributions        1,184,755     1,010,144      18,778,873      14,344,050
Shares issued in
  connection with
  the acquisition
  of Alliance
  Counterpoint Fund           -0-      122,630              -0-      1,653,071
Shares converted
  to Class A          (1,719,123)     (793,985)    (33,372,081)    (12,236,562)
Shares redeemed       (4,213,179)   (3,389,077)    (80,849,390)    (51,382,097)
Net increase          17,306,939     8,008,899   $ 342,607,562    $119,035,046


14



                                                   ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                      YEAR ENDED    YEAR ENDED     YEAR ENDED      YEAR ENDED
                     NOVEMBER 30,  NOVEMBER 30,   NOVEMBER 30,    NOVEMBER 30,
                         1997          1996           1997            1996
                     ------------  ------------  --------------  --------------
CLASS C
Shares sold            6,050,953     2,912,986    $120,803,565    $ 43,855,129
Shares issued in
  reinvestment of
  distributions          140,395        73,916       2,228,162       1,050,350
Shares issued in
  connection with
  the acquisition
  of Alliance
  Counterpoint Fund           -0-       45,952              -0-        650,770
Shares redeemed       (1,266,415)     (907,459)    (24,575,722)    (13,527,197)
Net increase           4,924,933     2,125,395    $ 98,456,005    $ 32,029,052


                      YEAR ENDED  OCT. 2,1996(A)   YEAR ENDED    OCT. 2,1996(A)
                     NOVEMBER 30,       TO        NOVEMBER 30,         TO
                         1997      NOV. 30,1996       1997        NOV. 30,1996
                     ------------  ------------  --------------  --------------
ADVISOR CLASS
Shares sold            2,430,024       106,845     $45,316,504      $1,802,350
Shares issued in
  reinvestment of
  distributions            7,030            -0-        114,668              -0-
Shares redeemed         (124,677)           -0-     (2,551,308)             -0-
Net increase           2,312,377       106,845     $42,879,864      $1,802,350


(a)  Commencement of distribution.


15


FINANCIAL HIGHLIGHTS                               ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR

                                                                         CLASS A
                                            ----------------------------------------------------------------
                                                                  YEAR ENDED NOVEMBER 30,
                                            ----------------------------------------------------------------
                                                1997          1996          1995         1994         1993
                                            ------------  ------------  -----------  -----------  ----------
Net asset value, beginning of year            $17.98        $16.09        $11.41       $11.78       $10.79

INCOME FROM INVESTMENT OPERATIONS
Net investment loss                             (.10)(a)      (.04)(a)      (.03)        (.09)        (.05)
Net realized and unrealized gain (loss)
  on investment transactions                    5.20          3.20          5.38         (.28)        1.05
Net increase (decrease) in net asset
  value from operations                         5.10          3.16          5.35         (.37)        1.00

LESS: DIVIDEND AND DISTRIBUTIONS
Dividends from net investment income              -0-           -0-           -0-          -0-        (.01)
Distributions from net realized gains          (1.08)        (1.27)         (.67)          -0-          -0-
Total dividends and distributions              (1.08)        (1.27)         (.67)          -0-        (.01)
Net asset value, end of year                  $22.00        $17.98        $16.09       $11.41       $11.78

TOTAL RETURN
Total investment return based on net
  asset value (b)                              30.46%        21.52%        49.95%       (3.14)%       9.26%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)     $373,099      $172,870       $72,366      $35,146      $40,415
Ratio of expenses to average net assets         1.57%         1.65%         1.75%        1.96%        2.18%
Ratio of net investment loss to average
  net assets                                    (.52)%        (.27)%        (.28)%       (.67)%       (.61)%
Portfolio turnover rate                           76%           95%          114%          98%          68%
Average commission rate (c)                   $.0594        $.0651            --           --           --


See footnote summary on page 19.


16



                                                   ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR

                                                                         CLASS B
                                            ----------------------------------------------------------------
                                                                  YEAR ENDED NOVEMBER 30,
                                            ----------------------------------------------------------------
                                                1997          1996          1995         1994         1993
                                            ------------  ------------  -----------  -----------  ----------
Net asset value, beginning of year            $17.52        $15.81        $11.29       $11.72       $10.79

INCOME FROM INVESTMENT OPERATIONS
Net investment loss                             (.23)(a)      (.14)(a)      (.11)        (.15)        (.10)
Net realized and unrealized gain (loss)
  on investment transactions                    5.05          3.12          5.30         (.28)        1.03
Net increase (decrease) in net asset
  value from operations                         4.82          2.98          5.19         (.43)         .93

LESS: DISTRIBUTIONS
Distributions from net realized gains          (1.08)        (1.27)         (.67)          -0-          -0
Net asset value, end of year                  $21.26        $17.52        $15.81       $11.29       $11.72

TOTAL RETURN
Total investment return based on net
  asset value (b)                              29.62%        20.70%        49.01%       (3.67)%       8.64%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)     $858,449      $404,137      $238,088     $139,988     $151,600
Ratio of expenses to average net assets         2.25%         2.32%         2.43%        2.47%        2.70%
Ratio of net investment loss to average
  net assets                                   (1.20)%        (.94)%        (.95)%      (1.19)%      (1.14)%
Portfolio turnover rate                           76%           95%          114%          98%          68%
Average commission rate (c)                   $.0594        $.0651            --           --           --


See footnote summary on page 19.


17



FINANCIAL HIGHLIGHTS (CONTINUED)                   ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                         CLASS C
                                            -------------------------------------------------------------------
                                                                                                  MAY 3,1993(D)
                                                            YEAR ENDED NOVEMBER 30,                    TO
                                            ----------------------------------------------------  NOVEMBER 30,
                                                1997          1996          1995         1994         1993
                                            ------------  ------------  -----------  -----------  -------------
Net asset value, beginning of period          $17.54        $15.82        $11.30       $11.72       $10.48

INCOME FROM INVESTMENT OPERATIONS
Net investment loss                             (.24)(a)      (.14)(a)      (.08)        (.09)        (.05)
Net realized and unrealized gain (loss)
  on investment transactions                    5.07          3.13          5.27         (.33)        1.29
Net increase (decrease) in net asset
  value from operations                         4.83          2.99          5.19         (.42)        1.24

LESS:DISTRIBUTIONS
Distributions from net realized gains          (1.08)        (1.27)         (.67)          -0-          -0-
Net asset value, end of period                $21.29        $17.54        $15.82       $11.30       $11.72

TOTAL RETURN
Total investment return based on net
  asset value (b)                              29.64%        20.76%        48.96%       (3.58)%      11.83%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $177,923       $60,194       $20,679       $7,332       $3,899
Ratio of expenses to average net assets         2.24%         2.32%         2.42%        2.47%        2.79%(e)
Ratio of net investment loss to
  average net assets                           (1.22)%        (.94)%        (.97)%      (1.16)%      (1.35)%(e)
Portfolio turnover rate                           76%           95%          114%          98%          68%
Average commission rate (c)                   $.0594        $.0651            --           --           --


See footnote summary on page 19.


18



                                                   ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                           ADVISOR CLASS
                                                    ---------------------------
                                                                   OCTOBER 2,
                                                                     1996(D)
                                                    YEAR ENDED         TO
                                                    NOVEMBER 30,   NOVEMBER 30,
                                                          1997        1996
                                                    ------------  -------------
Net asset value, beginning of period                    $17.99      $15.94

INCOME FROM INVESTMENT OPERATIONS
Net investment loss (a)                                   (.06)       (.01)
Net realized and unrealized gain on investment
transactions                                              5.25        2.06
Net increase in net asset value from operations           5.19        2.05

LESS: DISTRIBUTIONS
Distributions from net realized gains                    (1.08)         -0-
Net asset value, end of period                          $22.10      $17.99

TOTAL RETURN
Total investment return based on net asset value (b)     30.98%      12.86%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)              $53,459      $1,922
Ratio of expenses to average net assets                   1.25%       1.50%(e)
Ratio of net investment loss to average net assets        (.28)%      (.48)%(e)
Portfolio turnover rate                                     76%         95%
Average commission rate                                 $.0594      $.0651


(a)  Based on average shares oustanding.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(c) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.

(d)  Commencement of distribution.

(e)  Annualized.


19



REPORT OF INDEPENDENT ACCOUNTANTS                  ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
ALLIANCE PREMIER GROWTH FUND, INC.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Premier Growth Fund, Inc. (the "Fund") at November 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
January 9, 1998


20

                                                   ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

BOARD OF DIRECTORS
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JOHN H. DOBKIN (1)
WILLIAM H. FOULK, JR. (1)
DR. JAMES M. HESTER
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)

OFFICERS
ALFRED HARRISON, EXECUTIVE VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
THOMAS J. BARDONG, VICE PRESIDENT
DANIEL V. PANKER, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER

CUSTODIAN
STATE STREET BANK & TRUST COMPANY
225 Franklin Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS
PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, NY 10036-2798

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004


(1)  Member of the Audit Committee.


21



THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term Multi-Market Trust
Alliance Short-Term U.S. Government Fund
Alliance World Income Trust

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Environment Fund
Alliance Global Small Cap Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Alliance/Regent Sector Opportunity Fund

GROWTH & INCOME
Alliance Strategic Balanced Fund
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Income Builder Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance Greater China '97 Fund
Alliance International Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
ACM Institutional Reserves
    Government Portfolio
    Prime Portfolio
    Tax-Free Portfolio
    Trust Portfolio
Alliance Capital Reserves
Alliance Government Reserves
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    Massachusetts Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    Government Portfolio
    General Municipal Portfolio


22



ALLIANCE PREMIER GROWTH FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

APGAR